Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Profit on Disposal of Businesses

The profit on disposal was determined as follows:

Total
£m
Consideration including currency forwards and purchase adjustments	342

Net assets sold:
Goodwill	(16)
Intangible assets	(21)
Property, plant and equipment	(18)
Inventory	(11)
Cash and cash equivalents	(6)
Other net assets	(5)

(77)
Transaction costs	(8)
Reclassification of exchange from other comprehensive income	(100)

Profit on disposal	157

	Oncology	Other
	£m	£m
Cash consideration including currency forwards and purchase adjustments	10,060	309

Net assets sold:
Goodwill	(497)	(14)
Intangible assets	(516)	(107)
Property, plant and equipment	—	(25)
Inventory	—	(51)
Cash	—	(5)
Other net assets	—	(6)

	(1,013)	(208)
Loss on currency forwards booked in 2014	299	—
Disposal costs	(118)	(21)

Profit on disposal	9,228	80

Summary of Investment in Associates and Joint Ventures

Total
£m
Cash consideration	198
Net book value of shares	(92)
Reclassification of exchange from other comprehensive income	(7)
Transaction costs	(5)

Profit on disposal	94

£m
Cash consideration	571
Net book value of shares	(143)
Reclassification of exchange from other comprehensive income	(30)
Transaction fees	(7)
Other items	(5)

Profit on disposal	386

Summary of Cash Flows from Business Combinations

Cash flows

		Associates	Associates
	Business	and JV	and JV
	disposals	investments	disposals
	£m	£m	£m
Cash consideration	256	(15)	198
Net deferred consideration received	39	—	—
Cash and cash equivalents divested	(6)	—	—
Transaction costs paid	(7)	—	(2)

Cash inflow	282	(15)	196

Cash flows

	Business	Business
	acquisitions	disposals
	£m	£m
Cash consideration (paid)/received after purchase adjustments	(24)	72
Cash and cash equivalents acquired	41	—

Cash inflow	17	72

Cash flows	Business acquisitions £m	Business disposals £m	Associates and JV disposals £m	Total £m
Cash consideration (paid)/received after purchase adjustments	(3,585)	10,369	571	7,355
Cash and cash equivalents acquired/(divested)	404	(5)	—	399
Deferred cash proceeds	—	(38)	—	(38)
Contingent consideration paid	(338)	—	—	(338)
Transaction costs and other	(22)	(80)	(7)	(109)

Cash (outflow)/inflow	(3,541)	10,246	564	7,269

Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill

The fair values of the assets acquired in business combinations, including goodwill, are set out in the table below.

	Novartis
	Consumer	Novartis
	Healthcare	Vaccines
	business	business	Other
	£m	£m	£m
Net assets acquired:
Intangible assets	6,003	2,680	124
Property, plant and equipment	249	434	1
Inventory	257	347	—
Trade and other receivables	400	162	2
Other assets including cash and cash equivalents	304	283	19
Trade and other payables	(402)	(107)	(3)
Deferred tax liabilities	(1,154)	(78)	(26)
Other liabilities	(165)	(299)	—

	5,492	3,422	117
Non-controlling interest	(2,150)	(19)	—
Goodwill	774	576	22

	4,116	3,979	139

Consideration settled by shares in GSK Consumer Healthcare Holdings	4,116	—	—
Cash consideration paid after purchase adjustments	—	3,461	124
Fair value of equity investment disposal	—	—	15
Contingent consideration	—	594	—
Deferred tax on contingent consideration	—	(52)	—
Loss on settlement of pre-existing relationships	—	(24)	—

Total consideration	4,116	3,979	139